September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3-mo. CME Term SOFR + 3.85%), 8.06%, 05/15/37(a)(b)	$1,000	$ 1,021,503
Golub Capital Partners CLO Ltd., Series 2024-74A, Class D1, (3-mo. CME Term SOFR + 3.20%), 7.52%, 07/25/37(a)(b)	1,000	1,010,564
Madison Park Funding LXIX Ltd., Series 2024-69A, Class D1, (3-mo. CME Term SOFR + 3.35%), 7.67%, 07/25/37(a)(b)	1,000	1,012,593
Oaktree CLO Ltd., Series 2024-26A, Class D1, (3-mo. CME Term SOFR + 3.45%), 7.78%, 04/20/37(a)(b)	1,670	1,692,866
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 4.25%), 8.58%, 04/20/37(a)(b)	1,000	1,014,453
Symphony CLO Ltd., Series 2023-40A, Class D1R, (3-mo. CME Term SOFR + 2.65%), 6.97%, 01/05/38(a)(b)	1,000	1,010,544
Total Asset-Backed Securities — 1.5% (Cost: $6,670,000)		6,762,523

	Shares
Common Stocks
Construction & Engineering — 0.0%
Mcdermott International Ltd.(c)	991	19,721
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $27,351)(c)(d)(e)	2,177	228,585
Financial Services — 0.1%
Aimbridge Acquisition Co., Inc.(c)(d)	8,300	535,345
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(c)	1,472	1,226
Industrial Conglomerates — 0.0%
SVP Singer(c)	17,689	77,389
IT Services — 0.2%
Travelport LLC(c)(d)	267	805,867
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(c)	2 (f)	7
Trading Companies & Distributors — 0.1%
TMK Hawk Midco Corp.(c)(d)	23,534	258,879
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC(c)(d)	14,432	90,633
Total Common Stocks — 0.5% (Cost: $3,809,964)		2,017,652

	Par (000)
Corporate Bonds
Chemicals(b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28	$51	51,161
WR Grace Holdings LLC, 5.63%, 08/15/29	388	360,645
		411,806
Security	Par (000)	Value
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	$249	$ 248,206
Diversified Telecommunication Services(b)(g) — 0.1%
Zayo Group Holdings, Inc.
03/09/30	49	46,946
09/09/30	204	193,745
		240,691
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC, 1.00%, 11/10/17(c)(d)(h)	1,710	—
Food Products — 0.1%
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(i)	462	489,163
Hotels, Restaurants & Leisure(b) — 0.3%
Caesars Entertainment, Inc., 4.63%, 10/15/29	390	372,932
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30	441	413,849
Sabre GLBL, Inc., 11.13%, 07/15/30	647	626,587
		1,413,368
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27(b)	357	357,769
Internet Software & Services — 0.1%
Getty Images, Inc., 11.25%, 02/21/30(b)	400	381,972
Machinery — 0.1%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)	336	351,184
Media — 0.1%
Odeon Finco PLC, 12.75%, 11/01/27(b)	607	628,701
Oil, Gas & Consumable Fuels — 0.1%
eG Global Finance PLC, 12.00%, 11/30/28(b)	465	510,736
Pharmaceuticals — 0.1%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)	645	661,159
Software(b) — 0.3%
AthenaHealth Group, Inc., 6.50%, 02/15/30	685	680,569
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29	191	168,320
Ellucian Holdings, Inc., 6.50%, 12/01/29	324	329,158
		1,178,047
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33(d)	303	76,194
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(c)(h)(i)	364	119,137
Total Corporate Bonds — 1.6% (Cost: $7,258,749)		7,068,133
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31(d)	61	—

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services — 0.4%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	$1,706	$ 1,715,328
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29	164	164,387
		1,879,715
Software — 0.3%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	1,086	1,089,052
Total Fixed Rate Loan Interests — 0.7% (Cost: $3,013,671)		2,968,767
Floating Rate Loan Interests(a)
Advertising Agencies — 0.5%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.28%, 08/23/28	716	717,201
Outfront Media Capital LLC, 2025 Term Loan B, 09/24/32(j)	651	650,596
Planet U.S. Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.20%, 02/07/31	403	404,460
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.26%, 02/15/29	242	237,344
		2,009,601
Aerospace & Defense — 3.4%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 10/31/30	1,209	1,208,616
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR + 4.18%), 8.37%, 08/03/29	1,095	1,093,937
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/31/31	2,231	2,230,619
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/31/31	852	851,679
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 01/27/32	550	550,532
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 02/26/32	5	5,152
2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 02/26/32	586	584,065
Propulsion BC Finco SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.04%, 09/14/29	214	214,377
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 02/28/31	4,377	4,374,549
2024 Term Loan L, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 01/19/32	896	895,332
2025 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 03/22/30	116	116,362
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 08/19/32	2,735	2,731,499
		14,856,719
Security	Par (000)	Value
Air Freight & Logistics — 0.4%
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 03/18/30	$1,422	$ 1,414,555
Stonepeak Nile Parent LLC, 2025 Term Loan B, 04/09/32(j)	454	453,432
		1,867,987
Automobile Components — 1.4%
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.66%, 05/06/30	3,175	3,172,360
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 01/28/32	1,432	1,431,556
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.31%, 01/30/32	101	100,244
RealTruck Group, Inc., 2023 Incremental Term Loan, (1- mo. CME Term SOFR + 5.11%), 9.28%, 01/31/28	401	372,379
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.30%, 11/17/28	1,178	1,151,130
		6,227,669
Beverages — 0.9%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.50%, 01/24/29	1,526	1,533,316
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.35%, 01/24/29	703	528,642
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.10%, 01/24/30	540	219,583
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.25%, 03/31/28	913	912,484
Sazerac Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.70%, 07/09/32	713	716,964
		3,910,989
Building Products — 5.4%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 09/08/32	3,292	3,293,220
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.41%, 07/08/30	1,126	1,100,665
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.66%, 10/02/28	1,149	1,147,535
EMRLD Borrower LP
2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.12%, 08/04/31	1,670	1,662,000
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.45%, 05/31/30	2,940	2,929,884
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.31%, 01/29/31	2,292	2,295,065
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 06/17/31	522	522,316
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.16%, 03/08/29	384	353,929
Potters Borrower LP, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.16%, 12/14/27	514	515,377
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.41%, 03/19/29	979	978,959
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 02/10/32	1,659	1,657,537
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Products (continued)
QXO, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 04/30/32	$407	$ 409,574
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.89%, 09/22/28	518	518,773
White Cap Supply Holdings LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 10/19/29	3,261	3,260,321
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.25%, 08/05/31	2,729	2,633,900
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.28%, 10/04/28	111	111,431
		23,390,486
Capital Markets — 2.8%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 07/30/31	365	365,354
Allspring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.81%, 11/01/30	536	537,089
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 08/02/28	1,806	1,803,545
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 08/09/30	599	598,478
Citadel Securities LP, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/31/31	1,270	1,272,520
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 04/07/28	1,205	1,205,816
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 09/15/31	1,412	1,411,743
Gryphon Acquire NewCo LLC, Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.88%, 09/13/32	706	707,546
GTCR Everest Borrower LLC, Add on Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 09/05/31	436	435,873
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.50%, 01/31/30	283	282,483
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 12/15/31	1,847	1,831,293
Osaic Holdings, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 07/30/32	1,720	1,718,727
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 10/16/31	101	101,295
		12,271,762
Chemicals — 5.2%
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.75%, 12/20/29	1,231	1,234,288
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.16%, 08/18/28	589	587,215
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.18%, 11/01/30	1,552	1,553,080
Security	Par (000)	Value
Chemicals (continued)
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 10/04/29	$283	$ 281,125
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 06/12/31	1,322	1,320,144
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.91%, 12/18/30	1,570	1,578,315
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 03/29/32	492	488,487
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 02/15/30	286	287,353
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 02/18/30	666	601,233
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 10/07/31	543	465,403
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.03%, 07/03/28	1,218	1,096,024
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 11/26/31(d)	872	872,407
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.16%, 03/29/28	1,409	1,413,210
Nouryon Finance BV, 2024 USD Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.50%, 04/03/28	1,218	1,219,160
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.00%, 06/20/31	1,884	1,863,719
2025 USD Term Loan B, 07/23/32(j)	1,441	1,429,169
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3- mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.64%, 04/08/31	1,609	1,477,762
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.24%, 10/09/31	533	531,987
Qnity Electronics, Inc., Term Loan B, 08/12/32(j)	1,535	1,533,081
Solstice Advanced Materials, Inc., Term Loan B, 09/17/32(j)	744	744,469
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.28%, 08/02/30	1,625	1,601,313
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.00%, 08/19/32	660	661,102
		22,840,046
Commercial Services & Supplies — 6.9%
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.21%, 05/21/31	1,959	1,962,871
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 08/12/32	2,701	2,681,484
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.35%), 7.51%, 08/20/32	4,146	4,159,545
Belron Finance LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.74%, 10/16/31	2,958	2,970,620
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 08/23/32	1,165	1,169,123

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.95%, 02/23/29	$146	$ 136,471
CHG Healthcare Services, Inc., 2025 Term Loan B1, (3- mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 09/29/28	995	994,840
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 10/01/31	3,064	3,067,184
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 08/01/29	1,343	1,346,424
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 2.00%, 3.75% PIK), 10.06%, 07/31/30(i)	465	420,895
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.17%, 02/01/29	1,719	1,718,491
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 06/02/31	457	454,101
Herc Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.25%, 06/02/32	268	269,005
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 8.07%, 06/30/28	968	867,130
2021 Term Loan C, (3-mo. CME Term SOFR + 3.76%), 8.07%, 06/30/28	190	170,674
Ingenovis Health, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.51%), 8.71%, 03/06/28	763	236,416
KUEHG Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.75%, 06/12/30	435	434,354
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.29%, 08/11/28(d)	217	212,265
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.20%, 05/04/28	2,861	2,859,140
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.13%, 10/13/30	731	728,546
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.00%, 03/07/32	1,285	1,271,721
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 11/14/30	81	80,871
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.37%, 12/17/28	670	147,346
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 01/30/31	1,789	1,782,471
		30,141,988
Communications Equipment — 0.4%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.89%, 10/24/30	1,374	1,374,431
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.62%, 09/01/28	506	455,346
		1,829,777
Construction & Engineering — 1.9%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 09/23/31	2,756	2,754,821
Security	Par (000)	Value
Construction & Engineering (continued)
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.80%, 08/01/30	$2,247	$ 2,030,928
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 07/01/31	1,360	1,362,573
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 11/03/31	297	297,407
Cube Industrials Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 10/17/31	200	200,495
Legence Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.16%, 12/18/28	182	181,930
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.92%, 01/25/31	1,508	1,512,871
		8,341,025
Consumer Discretionary — 1.4%
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 01/03/29	2,184	2,181,596
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.91%, 01/31/31	751	746,580
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.68%), 7.68%, 07/06/29	452	454,718
Fleet U.S. Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.54%, 02/21/31(d)	365	365,310
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 07/25/30	589	588,956
Peer Holding III BV, 2025 USD Term Loan B, 09/27/32(j)	294	294,000
PG Polaris BidCo SARL, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 03/26/31	564	564,867
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 11/19/31	525	524,800
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.26%, 11/02/27	228	223,149
		5,943,976
Consumer Finance — 2.6%
Boost Newco Borrower LLC, 2025 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.00%, 01/31/31	3,322	3,323,335
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 04/01/32	697	693,530
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 04/28/28	2,492	2,487,722
Shift4 Payments LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 06/30/32	652	656,616
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 06/24/31	1,804	1,801,951
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 06/24/31	1,816	1,814,503
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 03/31/28	$313	$ 312,128
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 03/05/32	403	401,085
		11,490,870
Consumer Staples Distribution & Retail — 0.4%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.70%, 08/30/32	1,087	1,089,261
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 10/03/31	621	624,853
		1,714,114
Containers & Packaging — 2.7%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.01%, 09/07/27	2,023	2,021,790
Charter Next Generation, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.93%, 11/29/30	3,221	3,229,570
Clydesdale Acquisition Holdings, Inc.
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 04/01/32	1	738
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 04/01/32	1,409	1,406,884
Term Loan B, (1-mo. CME Term SOFR + 3.18%), 7.34%, 04/13/29	175	174,704
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.26%, 10/30/28	1,560	1,275,474
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.28%, 04/15/27	887	887,121
Pregis TopCo Corp., 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.16%, 02/01/29	1,084	1,090,280
Proampac PG Borrower LLC, 2024 Term Loan, (3-mo. CME Term SOFR + 4.00%), 8.26%, 09/15/28	165	164,952
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 09/15/32	459	458,082
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.75%, 09/15/28	1,259	1,235,363
		11,944,958
Distributors — 2.4%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 01/31/31	1,597	1,600,057
Core & Main LP
2024 Term Loan D, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 07/27/28	3,433	3,431,295
2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 02/09/31	779	776,748
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 07/02/31	1,137	1,130,880
Security	Par (000)	Value
Distributors (continued)
Gates Corp./DE, 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 5.91%, 06/04/31	$1,689	$ 1,685,579
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 8.32%, 10/28/27	314	261,733
Resideo Funding, Inc., 2025 Incremental Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.04%, 08/13/32	932	931,422
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00%, 3.25% PIK), 9.41%, 06/30/29(i)	1,832	645,652
		10,463,366
Diversified Consumer Services — 0.1%
Anticimex International AB, 2024 Term Loan B6, (3-mo. SOFR + 3.40%), 7.76%, 11/16/28	572	572,962
Diversified Telecommunication Services — 1.8%
Altice Financing SA, USD 2017 1st Lien Term Loan, (Prime + 1.75%), 9.00%, 01/31/26(d)	1,510	1,449,612
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.41%, 09/20/30	634	599,771
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.63%, 04/16/29	1,025	1,017,307
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.63%, 04/15/30	1,093	1,084,707
Zayo Group Holdings, Inc., 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.61%, 03/11/30	3,770	3,654,290
		7,805,687
Electric Utilities — 0.9%
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.45%, 12/15/27	941	938,413
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.28%, 01/21/28	1,041	1,045,728
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.73%, 12/15/31	603	603,567
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 5.91%, 12/20/30	1,237	1,238,637
		3,826,345
Electronic Equipment, Instruments & Components — 0.9%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.92%, 06/20/31(d)	438	440,642
Coherent Corp., 2025 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.94%, 07/02/29	851	849,125
Lsf12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, 12/02/31(j)	576	576,363
Pinnacle Buyer LLC(j)
Delayed Draw Term Loan, 09/10/32	149	148,813
Term Loan, 09/10/32	773	773,827
Project Aurora U.S. Finco, Inc., USD Term Loan, 09/24/32(d)(j)	210	210,263
Sanmina Corp., Term Loan B, 08/06/32(d)(j)	794	792,015
		3,791,048

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Energy Equipment & Services — 0.1%
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.00%, 09/22/32	$234	$ 233,707
Entertainment — 0.7%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.84%, 10/02/28	729	706,793
Delta 2 Lux SARL, 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 09/30/31	2,502	2,500,557
		3,207,350
Environmental, Maintenance & Security Service — 3.5%
Action Environmental Group, Inc., 2023 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 10/24/30(d)	847	846,122
Clean Harbors, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 10/09/28	1,008	1,007,600
2025 Term Loan, 09/24/32(j)	478	478,597
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 10/21/28	3,470	3,482,828
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.67%, 03/03/32	2,002	1,999,377
JFL-Tiger Acquisition Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.89%, 10/17/30	678	678,809
Madison IAQ LLC
2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.45%, 05/06/32	1,362	1,368,240
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.70%, 06/21/28	3,616	3,617,033
Packers Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.66%, 03/09/28	885	276,002
Reworld Holding Corp.
2025 1st Lien Term Loan B, 01/15/31(j)	321	319,998
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.39%, 11/30/28	1,106	1,106,284
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.39%, 11/30/28	86	85,635
		15,266,525
Financial Services — 1.9%
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.75%, 02/27/32	1,414	1,379,984
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.16%, 05/19/31	2,459	2,456,216
ION Platform Finance U.S., Inc., USD Term Loan, 09/30/32(d)(j)	2,920	2,894,450
Orion U.S. Finco, Inc., 1st Lien Term Loan, 05/20/32(j)	884	888,420
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 11/05/28	469	471,148
		8,090,218
Food Products — 2.6%
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 06/22/30	1,096	1,097,194
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 10/25/27	4,027	4,036,394
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 09/30/31	2,855	2,832,071
Security	Par (000)	Value
Food Products (continued)
Froneri U.S., Inc. (continued)
2025 USD Term Loan, 08/02/32(j)	$304	$ 303,191
H-Food Holdings LLC, 2025 Exit Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.81%, 03/29/30	160	161,517
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.54%, 11/12/29	992	992,562
UTZ Quality Foods LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 01/29/32	1,448	1,446,829
Wellness Pet LLC
2025 First Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.95%), 7.95%, 12/31/29	259	205,115
2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.01%, 12/31/29	145	62,141
		11,137,014
Ground Transportation — 0.7%
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 04/10/31	3,189	3,175,142
Health Care Equipment & Supplies — 0.8%
Avantor Funding, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.26%, 11/08/27	113	113,591
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.17%, 09/29/28	925	923,964
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 01/15/31	1,709	1,707,584
QuidelOrtho Corp., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 08/20/32	635	631,298
		3,376,437
Health Care Providers & Services — 4.6%
AHP Health Partners, Inc., 2025 Term Loan B, 09/20/32(j)	177	176,888
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 07/26/31	575	576,987
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 11/01/28	2,150	2,153,627
EyeCare Partners LLC
2024 Second Out Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.00%, 3.61% PIK), 8.84%, 11/30/28(i)	460	289,282
2024 Superpriority New Money 1st Out Term Loan A, (6-mo. CME Term SOFR at 0.00% Floor + 5.75%), 9.88%, 08/31/28	628	631,009
2024 Third Out Term Loan C, (Defaulted), 0.00%, 11/30/28(c)(h)	50	10,831
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 07/03/28	558	557,111
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 05/19/31	971	968,077
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.91%, 11/01/28	886	303,886
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.41%, 11/01/29	611	123,220
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Medline Borrower LP
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.16%, 10/23/30	$219	$ 219,314
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.16%, 10/23/28	6,648	6,647,272
Parexel International Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 11/15/28	2,868	2,869,797
Sotera Health Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 05/30/31	2,079	2,079,769
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 09/27/30	796	796,189
Surgery Center Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 12/19/30	1,276	1,275,917
Team Health Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.80%, 06/30/28	443	441,690
		20,120,866
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 05/20/30	483	482,559
Hotels, Restaurants & Leisure — 9.0%
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.61%, 6.00% PIK), 11.76%, 03/11/30(i)	186	185,742
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.76%, 03/11/30	204	202,830
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 05/31/30	1,003	1,003,620
Burger King (Restaurant Brands International Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 09/20/30	2,061	2,052,115
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.41%, 02/06/31	2,831	2,821,463
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.41%, 02/06/30	1,016	1,012,860
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 03/24/32	3,032	3,030,884
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.41%, 01/27/29	4,529	4,521,147
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.75%, 11/30/30	3,496	3,480,878
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 06/04/32	1,141	1,138,926
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 09/22/32	3,115	3,117,880
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 11/01/29	767	737,165
Herschend Entertainment Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 05/27/32	801	803,163
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.91%, 11/08/30	$767	$ 767,491
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.66%, 12/15/27	1,879	1,878,876
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.39%, 04/14/29	1,113	1,114,060
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 11/12/29	1,523	1,362,072
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.24%, 08/01/30	444	432,640
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 05/03/29	1,442	1,440,038
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27	183	173,455
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27	60	56,635
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.26%, 06/30/28	30	27,808
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 11/15/29(d)	501	470,811
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 11/15/29(d)	256	240,409
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.16%, 12/04/31	538	536,371
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 05/01/31	333	330,375
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 03/14/31	1,942	1,941,721
Turquoise Topco Ltd., Term Loan B, 08/13/32(j)	670	670,422
Voyager Parent LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 07/01/32	1,003	1,004,374
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 08/03/28	1,064	1,064,423
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 05/24/30	1,343	1,346,803
		38,967,457
Household Durables — 1.6%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.28%, 07/31/28	1,900	1,903,577
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 01/20/32	1,808	1,808,335
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR + 2.25%), 6.37%, 10/24/31	440	442,187
Springs Windows Fashions LLC
2024 First Lien Second Out Term Loan A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.28%, 10/06/28	640	520,407
2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.66%, 12/19/29	80	80,127

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Durables (continued)
Weber-Stephen Products LLC
2025 Term Loan B, 09/17/32(j)	$1,261	$ 1,246,814
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.53%, 10/30/27	783	773,735
		6,775,182
Household Products — 0.4%
Lavender U.S. HoldCo 1, Inc., USD Term Loan, 09/27/32(d)(j)	747	747,000
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 03/04/32	1,158	1,160,068
		1,907,068
Independent Power and Renewable Electricity Producers — 1.2%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 07/31/30	1,807	1,806,619
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 01/31/31	688	687,243
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 04/16/31	2,855	2,854,143
		5,348,005
Industrial Conglomerates — 0.0%
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.76%, 12/31/29	240	195,735
Insurance — 10.2%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.67%, 09/19/31	7,545	7,523,324
AmWINS Group, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.25%, 01/30/32	2,513	2,511,351
Amynta Agency Borrower, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 12/29/31	2,419	2,408,665
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.94%, 02/15/31	2,047	2,035,427
Asurion LLC
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.53%, 01/31/28	1,117	1,086,028
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.53%, 01/20/29	1,066	1,018,179
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.51%, 08/19/28	1,627	1,631,648
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 09/19/30	313	312,095
2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 09/19/30	1,575	1,563,923
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.64%, 05/26/31	844	843,399
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 04/18/30	164	164,004
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 06/20/30	4,420	4,425,681
Hyperion Refinance SARL, 2025 USD Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 02/15/31	1,727	1,727,081
Security	Par (000)	Value
Insurance (continued)
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 03/15/30	$1,123	$ 1,116,882
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.16%, 07/02/31	199	198,253
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 09/15/31	1,730	1,729,419
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 07/31/31	4,260	4,252,926
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 05/06/31	3,418	3,412,410
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 05/06/32	530	538,575
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 09/29/30	1,713	1,710,399
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 11/21/29	3,993	3,987,799
		44,197,468
Interactive Media & Services — 0.7%
MH Sub I LLC
2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.25%, 05/03/28	595	571,411
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.41%, 12/31/31	576	529,665
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.24%, 12/10/31	2,086	2,086,847
		3,187,923
Internet Software & Services — 3.1%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.81%, 08/15/29	1,035	864,314
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.56%, 11/08/32	1,249	1,248,050
Gen Digital, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.91%, 09/12/29	2,708	2,699,321
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 04/16/32	204	203,516
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 5.91%, 05/30/31	1,428	1,425,116
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 11/09/29	1,649	1,646,349
Proofpoint, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.16%, 08/31/28	2,961	2,968,288
2025 Fungible Term Loan, 08/31/28(j)	304	304,794
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.91%, 03/15/30	2,038	2,017,113
		13,376,861
IT Services — 4.8%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 09/29/31	1,182	1,180,194
Avalara, Inc., 2025 Term Loan, 03/26/32(j)	98	97,728
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 06/17/30	1,098	1,095,043
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.94%, 12/09/31	$2,071	$ 2,070,660
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 03/01/31(d)	1,848	1,847,683
Finastra USA, Inc., 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 07/30/32	3,380	3,364,317
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.25%, 06/27/31	578	579,079
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.32%, 07/27/28	265	216,750
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.26%), 11.57%, 07/27/28	451	195,149
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.51%), 10.82%, 07/27/28(c)(h)	1,091	217,351
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.22%, 03/01/29	1,643	1,566,690
Peraton Corp., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.01%, 02/01/28	1,563	1,315,351
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 8.57%, 06/02/28	1,376	1,324,572
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 10/26/30	829	830,905
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 06/28/30	1,387	1,380,889
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.91%, 05/12/28	793	669,224
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 08/31/28	871	850,642
X Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.65%), 10.96%, 10/26/29	2,353	2,306,474
		21,108,701
Leisure Products — 0.4%
Bombardier Recreational Products, Inc., 2024 Term Loan B4, 01/22/31(j)	483	483,304
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.70%, 07/22/30	1,158	1,157,052
		1,640,356
Machinery — 3.9%
Arcline FM Holdings LLC, 2025 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.58%, 06/24/30	753	752,525
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.79%, 03/15/30	523	524,918
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.50%, 05/14/28(d)	302	302,139
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.75%, 02/15/29	4,088	4,095,812
Indicor LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.75%, 11/22/29	770	770,842
Madison Safety & Flow LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 09/26/31	457	457,596
Security	Par (000)	Value
Machinery (continued)
SPX Flow, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 04/05/29	$2,356	$ 2,364,660
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.20%, 04/30/30	2,347	2,352,337
Vertiv Group Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.03%, 08/12/32	3,561	3,563,925
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.53%, 01/27/31	1,674	1,673,857
		16,858,611
Media — 5.1%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 12/07/30	1,371	1,369,018
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.54%, 12/15/31	868	868,014
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 12/02/31	900	896,963
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 8.75%, 04/15/27	2,167	2,094,634
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.65%, 01/18/28	364	361,535
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.57%, 08/02/27	105	105,006
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.00%, 03/04/32	1,685	1,681,385
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 08/30/30	1,051	1,049,520
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.53%, 06/04/29	5	4,798
GVC Holdings Gibraltar Ltd., 2025 Term Loan B5 (2032), 07/31/32(j)	305	304,389
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.66%, 06/30/28	616	621,587
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.99%, 10/19/26	1,561	1,558,072
NEP Group, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.53%, 08/19/26	161	158,118
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61%, 1.50% PIK), 9.28%, 09/25/29(i)	2,780	2,238,742
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.29%, 04/04/29	618	612,856
Telenet Financing USD LLC, 2020 USD Term Loan AR, 04/30/28(j)	285	282,446
UFC Holdings LLC, 1st Lien Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.04%, 11/21/31	2,807	2,809,622
Virgin Media Bristol LLC, 2025 Term Loan Y4, (3-mo. CME Term SOFR at 0.00% Floor + 3.28%), 7.59%, 03/31/31	988	973,491
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.95%, 01/24/31	2,970	2,971,967
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.76%, 04/30/28	1,090	1,086,314
		22,048,477

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining — 0.6%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.91%, 05/13/29	$129	$ 128,956
Covia Holdings LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.95%, 02/26/32	288	289,359
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 03/11/32	2,108	2,111,504
		2,529,819
Oil, Gas & Consumable Fuels — 2.1%
Buckeye Partners LP
2025 Term Loan B, 09/24/32(j)	113	113,564
2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 11/22/30	338	338,422
Colossus Acquireco LLC, Term Loan B, (3-mo. SOFR + 1.75%), 5.87%, 07/30/32	1,398	1,389,039
EG America LLC, 2025 USD Repriced Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.70%, 02/07/28	326	327,227
Freeport LNG Investments LLLP, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 12/21/28	1,902	1,899,868
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 10/04/30	267	266,786
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.15%, 02/11/30	670	669,635
M6 ETX Holdings II Midco LLC, 2025 Term Loan B, (Prime + 2.00%), 9.25%, 04/01/32	509	508,725
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.03%, 04/07/32	292	294,129
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.42%, 10/05/28	2,510	2,508,911
Stakeholder Midstream LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/01/31	571	571,283
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 06/16/32	240	239,738
		9,127,327
Passenger Airlines — 1.5%
AAdvantage Loyalty IP Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 05/28/32	609	611,758
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 03/21/31	1,416	1,413,792
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.98%, 01/29/27	266	265,582
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.26%, 06/04/29	1,224	1,221,120
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 04/20/28	821	818,960
Security	Par (000)	Value
Passenger Airlines (continued)
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.75%, 08/27/29	$902	$ 863,457
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 02/22/31	1,172	1,174,419
		6,369,088
Personal Care Products — 0.4%
ACP Tara Holdings, Inc., 2025 Term Loan B, 09/17/32(d)(j)	228	228,000
Opal U.S. LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 04/28/32	1,670	1,673,340
		1,901,340
Pharmaceuticals — 1.9%
Amneal Pharmaceuticals LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 08/01/32	1,913	1,909,805
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.13%, 08/01/27	796	795,219
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, 04/23/31(j)	565	565,825
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.10%, 10/01/27	766	752,690
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 6.41%, 05/05/28	1,751	1,752,017
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.89%, 09/16/32	1,366	1,363,192
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.41%, 05/19/31	450	438,533
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 04/20/29	656	654,779
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 07/03/28	139	138,805
		8,370,865
Professional Services — 0.1%
Deep Blue Operating I LLC, Term Loan, 09/17/32(j)	285	285,000
Real Estate Management & Development — 0.6%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.78%, 06/04/29	440	437,060
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 06/02/28	1,562	1,560,517
Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 01/31/30	619	619,881
		2,617,458
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.4%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.79%, 07/06/29	$584	$ 587,799
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.17%, 08/17/29	1,165	1,163,965
		1,751,764
Software — 14.2%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 02/24/31	3,504	3,504,680
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 02/15/29	3,599	3,590,143
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 11/25/31	1,198	1,199,495
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.20%, 07/30/31	2,797	2,790,932
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.16%, 01/23/32	2,508	2,504,203
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 07/06/29	2,445	2,109,356
Clearwater Analytics LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.46%, 04/21/32	933	933,000
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 03/21/31	2,856	2,865,535
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 08/13/32	3,921	3,932,458
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.01%, 10/08/28	587	576,497
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.03%, 05/01/31	1,948	1,911,896
DS Admiral Bidco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.25%), 8.41%, 06/26/31	564	562,735
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 10/09/29	2,771	2,769,689
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.91%, 11/22/32	519	529,811
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.66%, 05/30/31	2,506	2,507,945
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 01/30/32	5,313	5,274,663
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 10/27/28	1,323	1,324,354
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 03/20/32	2,458	2,459,886
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.41%, 06/17/31	2,036	2,032,900
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.41%, 06/17/32	458	452,046
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.81%, 07/01/31	672	662,387
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 12/17/27	286	281,001
Security	Par (000)	Value
Software (continued)
PointClickCare Technologies, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 11/03/31	$758	$ 758,781
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 07/16/31	1,894	1,888,124
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.26%, 04/24/28	1,436	1,432,047
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 05/09/31	2,485	2,490,754
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 02/10/31	3,258	3,254,057
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 04/12/31	2,235	2,228,806
Waystar Technologies, Inc.
2025 Add-on Term Loan B, 10/22/29(j)	431	430,586
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/22/29	1,286	1,285,350
X.AI Corp., Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 7.25%), 11.12%, 06/28/30	877	847,235
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 11/26/31	1,659	1,657,638
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.91%, 09/28/29	874	871,735
		61,920,725
Specialty Retail — 0.3%
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.70%, 04/23/31	768	765,900
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.51%, 10/20/28	273	266,622
Serta Simmons Bedding LLC, 2023 New Term Loan, (3- mo. CME Term SOFR + 7.61%), 11.62%, 06/29/28	495	462,374
		1,494,896
Technology Hardware, Storage & Peripherals — 0.5%
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.83%, 05/25/29	3,362	1,915,093
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.57%, 05/25/29	484	275,682
		2,190,775
Textiles, Apparel & Luxury Goods — 0.5%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 12/21/28	1,147	1,143,923
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 02/13/32	576	575,190
Beach Acquisition Bidco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.31%, 09/12/32	291	292,214
		2,011,327

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation Infrastructure — 0.3%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.51%, 12/15/26	$823	$ 816,759
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.20%, 08/20/29	992	377,032
		1,193,791
Wireless Telecommunication Services — 1.8%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 08/15/28(d)	2,257	2,178,101
Digicel International Finance Ltd., 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.49%, 08/06/32	520	519,350
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.03%, 04/30/28	921	913,253
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 03/29/32	3,115	3,115,000
Windstream Services, LLC, 2025 Term Loan B, 09/24/32(d)(j)	1,127	1,115,730
		7,841,434
Total Floating Rate Loan Interests — 123.0% (Cost: $541,240,675)		535,548,646

	Shares
Investment Companies
Equity Funds — 2.1%
Hearthside Equity	9,223	176,888
Janus Henderson AAA CLO ETF(k)	130,000	6,601,400
SPDR Blackstone Senior Loan ETF(k)	60,000	2,494,800
		9,273,088
Fixed Income Funds(k) — 3.6%
Invesco Senior Loan ETF	534,300	11,182,899
iShares 0-5 Year High Yield Corporate Bond ETF(l)	5,000	216,500
iShares iBoxx $ High Yield Corporate Bond ETF(l)	52,000	4,221,880
		15,621,279
Total Investment Companies — 5.7% (Cost: $24,632,070)		24,894,367

	Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(m)	$1,607	—
Industrial Conglomerates — 0.0%
Millennium Corp.(d)(m)	1,508	—
Total Other Interests — 0.0% (Cost: $ — )		—

Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.0%(c)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	338	$ 59,199
IT Services(d) — 0.0%
Veritas Kapital Assurance PLC
Series G	1,814	41,255
Series G-1	1,252	28,487
		69,742
		128,941
Total Preferred Securities — 0.0% (Cost: $301,719)		128,941
Warrants
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(c)	1,895	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Investments — 133.0% (Cost: $586,926,848)		579,389,029
Liabilities in Excess of Other Assets — (33.0)%		(143,913,838)
Net Assets — 100.0%		$ 435,475,191

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $228,585, representing 0.1% of its net assets as of period end, and an original cost of $27,351.

(f)	Rounds to less than 1,000.
(g)	When-issued security.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Annualized 7-day yield as of period end.
(l)	Affiliate of the Fund.
(m)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
iShares 0-5 Year High Yield Corporate Bond ETF	$ 213,050	$ —	$ —	$ —	$ 3,450	$ 216,500	5,000	$ 10,089	$ —
iShares iBoxx $ High Yield Corporate Bond ETF	4,089,800	—	—	—	132,080	4,221,880	52,000	159,174	—
				$ —	$ 135,530	$ 4,438,380		$ 169,263	$ —
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 6,762,523	$ —	$ 6,762,523
Common Stocks
Construction & Engineering	19,721	—	—	19,721
Entertainment	—	—	228,585	228,585
Financial Services	—	—	535,345	535,345
Ground Transportation	—	1,226	—	1,226
Industrial Conglomerates	—	77,389	—	77,389
IT Services	—	—	805,867	805,867
Semiconductors & Semiconductor Equipment	7	—	—	7
Trading Companies & Distributors	—	—	258,879	258,879
Transportation Infrastructure	—	—	90,633	90,633
Corporate Bonds	—	6,991,939	76,194	7,068,133
Fixed Rate Loan Interests	—	2,968,767	—	2,968,767
Floating Rate Loan Interests	—	520,335,687	15,212,959	535,548,646
Investment Companies
Equity Funds	9,096,200	176,888	—	9,273,088
Fixed Income Funds	15,621,279	—	—	15,621,279
Other Interests	—	—	—	—
Preferred Securities
Preferred Stocks	—	59,199	69,742	128,941

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Warrants	$ —	$ —	$ —	$ —
Unfunded Floating Rate Loan Interests(a)	—	297	—	297
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(194)	—	(194)
	$24,737,207	$537,373,721	$17,278,204	$579,389,132

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2024	$ 1,568,487	$ — (a)	2,483,480	$ 22,840,992	$ — (a)	$ 61,312	$ 26,954,271
Transfers into Level 3	—	—	29,768	3,365,394	—	—	3,395,162
Transfers out of Level 3	—	—	(1,710,000)	(10,631,507)	—	—	(12,341,507)
Accrued discounts/premiums	—	5,300	574	34,026	—	—	39,900
Net realized gain (loss)	352,267	(169)	2,966	19,265	—	—	374,329
Net change in unrealized appreciation (depreciation)(b)	(982,835)	(81,493)	(27,510)	266,273	—	8,430	(817,135)
Purchases	1,868,767	152,556	8,310	9,017,123	—	—	11,046,756
Sales	(887,377)	—	(787,588)	(9,698,607)	—	—	(11,373,572)
Closing balance, as of September 30, 2025	$ 1,919,309	$ 76,194	—	$ 15,212,959	$ — (a)	$ 69,742	$ 17,278,204
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(b)	$ (982,835)	$ (81,493)	(34,585)	$ 334,502	$ —	$ 8,430	$ (755,980)

(a)	Rounds to less than $1.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt
Schedule of Investments